BetaBuilders U.S. Treasury Bond 3-10 Year ETF Investment Objectives and Goals - BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: BBIB
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD.